Bank Loans - Schedule of Bank Loans (Details)		Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Schedule of Bank Loans [Line Items]
Long-term loans		$ 304,657	$ 39,154
Long term loan- non-current portion				$ 305,485
BEA [Member]
Schedule of Bank Loans [Line Items]
Long-term loans	[1]	304,657	39,154	900,112
Less: Current portion of long-term loans		$ (304,657)	$ (39,154)	$ (594,627)

[1]	On March 12, 2021, TSL entered into another loan agreement with BEA, pursuant to which TSL obtained a loan in the amount of HK$2,304,000 (approximately US$ 295,954) on March 29, 2021 for five years term ended on March 28, 2026. The loan is at interest rate of 2.5% per annum below the prime lending rate for Hong Kong Dollars quoted by the HKMC from time to time and the principal is to be paid off by 36 unequal monthly instalments. The loan has been guaranteed by HKMCI under the SME Financing Guarantee Scheme and Mr. Leung Tsz Him.